Consolidated Balance Sheets (Parenthetical) - $ / shares	Nov. 30, 2023	Nov. 30, 2022
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Temporary equity, shares subject to possible redemption	1,976,036	8,625,000
Temporary equity, par value	$ 10.35	$ 10.20
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	473,750	473,750
Common stock, shares outstanding	473,750	473,750
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	2,156,250	2,156,250
Common stock, shares outstanding	2,156,250	2,156,250